Summary of Notes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Loss on debt issuance	$ 49,000	$ 274,000	$ 444,000	$ 653,208
Agile Term Notes [Member]
Debt Instrument [Line Items]
Balance at December 31, 2025	1,728,487	$ 3,143,000	3,143,000
Issuance of Private Placement Convertible Notes	90,000		4,262,500
Loss on debt issuance	30,000		110,500
Conversions	(660,000)		284,000
Repayments in cash			(8,079,300)
Change in fair value	111,000		173,055
Balance at March 31, 2026	1,299,000		1,728,487	$ 3,143,000
Outstanding principal balance as of March 31, 2026	1,269,000		1,839,433
Accrued interest as of March 31, 2026
1800 Diagonal Notes [Member]
Debt Instrument [Line Items]
Balance at December 31, 2025	747,000
Issuance of Private Placement Convertible Notes	414,000
Loss on debt issuance	19,000
Conversions	(385,000)
Repayments in cash	(54,000)
Change in fair value	95,000
Balance at March 31, 2026	836,000		747,000
Outstanding principal balance as of March 31, 2026	703,000
Accrued interest as of March 31, 2026	72,000
Private Placement Offering 3 LLP [Member]
Debt Instrument [Line Items]
Balance at December 31, 2025	1,856,000
Issuance of Private Placement Convertible Notes	2,121,000
Loss on debt issuance	1,039,000
Conversions	(2,735,000)
Change in fair value	(391,000)
Balance at March 31, 2026	1,890,000		1,856,000
Outstanding principal balance as of March 31, 2026	1,556,000
Accrued interest as of March 31, 2026	155,000
Boot Capital [Member]
Debt Instrument [Line Items]
Balance at December 31, 2025	116,000
Change in fair value	7,000
Balance at March 31, 2026	123,000		$ 116,000
Outstanding principal balance as of March 31, 2026	100,000
Accrued interest as of March 31, 2026	$ 14,000